Noncontrolling Interest (Narrative) (Details) (USD $)	12 Months Ended			12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 AT [Member] Series A Preferred Stock [Member]	Dec. 31, 2007 AT [Member] Series A Preferred Stock [Member]	Dec. 31, 2005 AT [Member] Series A Preferred Stock [Member]	Dec. 31, 2010 AT [Member] Series A Preferred Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Issuance of Equity by Subsidiary to Noncontrolling Interests						$ 39,000,000
Ownership Percentage by Noncontrolling Owners				33.70%	42.70%	43.30%
Stock Repurchased During Period, Shares					1,000,000
Stock Repurchased During Period, Value					1,000,000
Stock Redeemed During Period, Shares					8,000,000
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests	$ 9,013,444			$ 9,013,444
Preferred Stock, Redemption Price Per Share				$ 1.00
Redemption Price Per Share Plus, Percentage per annum calculated on daily basis						3.50%
Preferred Stock, Shares Outstanding	0	445,545,911	0				30,000,000